Income tax expense/(benefit) - Schedule of Numerical Reconciliation of Prima Facie Tax Payable to Income Tax Expense/(Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
(Loss)/profit before income tax	$ (5,266)	$ 37,915	$ 2,594
Applicable tax rate	30.00%	30.00%	30.00%
Prima-facie tax at a rate of 30.0% (2023: 30.0%, 2022: 30.0% )	$ (1,580)	$ 11,375	$ 778
Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
Net R&D tax incentive credit	(1,425)	(13,818)	(4,889)
Remeasurement of provisions	589	4,910	9,183
Share-based payments expense & Employee Share Trust payments	(8,442)	(1,301)	(5,372)
Sundry items	81	371	375
Foreign exchange translation gains	360	0	678
Total	(10,417)	1,537	753
Current year tax losses not recognized	17,765	40,522	23,197
Difference in overseas tax rates	(5,489)	(37,829)	(25,564)
Income tax expense/(benefit)	$ 1,859	$ 4,230	$ (1,614)